CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,604	$ 4,630	$ 5,167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	270	186	196
Deferred income taxes, net	(99)	(43)	6
Accrued severance pay	48	46	46
Unrealized gain from marketable securities	(7)	(11)	(8)
Realized loss on sale of property and equipment	11	0	0
Employees share-based compensation	199	252	281
Changes in operating asset and liability items:
Decrease (increase) in accounts receivable, net	1,496	(4)	(549)
Decrease (increase) in other current assets	52	42	(244)
Decrease (increase) in prepaid expenses	(138)	101	(108)
Increase (decrease) in accounts payable	(325)	(173)	20
Decrease in other current liabilities and accruals	(802)	(264)	(243)
Change in operation lease liability	89	12	12
Increase (decrease) in deferred revenues	588	(660)	(476)
Net cash provided by operating activities	3,986	4,114	4,100
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(27)	(10)	(64)
Acquisition of a subsidiary, net of cash acquired	(1,533)	0	0
Severance pay funds	(48)	(55)	(53)
Proceeds from redemption of (investment in) short-term bank deposits	5,882	2,356	(1,424)
Net cash provided by (used in) investing activities	4,274	2,291	(1,541)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid	(4,502)	(4,868)	(4,839)
Purchase of treasury shares	(130)	0	0
Net cash used in financing activities	(4,632)	(4,868)	(4,839)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVILENTS	36	(43)	(27)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,664	1,494	(2,307)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	4,452	2,958	5,265
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	8,116	4,452	2,958
SUPPLEMENTAL DISCLOSURE OF CASH AND NON-CASH ACTIVITIES:
Taxes paid	382	393	419
Interest received	638	820	579
Right-of-use assets recognized with corresponding lease liability	$ 213	$ 411	$ 0